[USAA LOGO APPEARS HERE. (REGISTERED TRADEMARK)]






                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------
                            USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------
                                JANUARY 31, 2001









TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      FAREWELL FROM MICKEY ROTH                                         2
      MESSAGE FROM THE PRESIDENT                                        3
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGERS                                         5
      FINANCIAL INFORMATION
         Portfolio of Investments                                       9
         Notes to Portfolio of Investments                             19
         Statement of Assets and Liabilities                           20
         Statement of Operations                                       21
         Statements of Changes in Net Assets                           22
         Notes to Financial Statements                                 23






IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA SMALL CAP STOCK FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2001, USAA. ALL RIGHTS RESERVED.










                  USAA FAMILY OF FUNDS SUMMARY

FUND TYPE/NAME                RISK
----------------------------------------------
            CAPITAL APPRECIATION
----------------------------------------------
Aggressive Growth*            Very high
Capital Growth                Very high
Emerging Markets              Very high
First Start Growth            Moderate to high
Gold                          Very high
Growth                        Moderate to high
Growth & Income               Moderate
International                 Moderate to high
Science & Technology          Very high
Small Cap Stock               Very high
World Growth                  Moderate to high
----------------------------------------------
              ASSET ALLOCATION
----------------------------------------------
Balanced Strategy             Moderate
Cornerstone Strategy          Moderate
Growth and Tax Strategy       Moderate
Growth Strategy               Moderate to high
Income Strategy               Low to moderate
----------------------------------------------
              INCOME - TAXABLE
----------------------------------------------
GNMA Trust                    Low to moderate
High-Yield Opportunities      High
Income                        Moderate
Income Stock                  Moderate
Intermediate-Term Bond        Low to moderate
Short-Term Bond               Low
----------------------------------------------
             INCOME - TAX EXEMPT
----------------------------------------------
Long-Term                     Moderate
Intermediate-Term             Low to moderate
Short-Term                    Low
State Bond/Income             Moderate
----------------------------------------------
                  INDEXES
----------------------------------------------
Extended Market Index         High
Global Titans Index           Moderate to high
Nasdaq-100 Index              Very high
S&P 500 Index                 Moderate
----------------------------------------------
                MONEY MARKET
----------------------------------------------
Money Market                  Low
Tax Exempt Money Market       Low
Treasury Money Market Trust   Low
State Money Market            Low
----------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT OR INDEX FUNDS. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICE MARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

*CLOSED TO NEW INVESTORS.











FAREWELL FROM MICKEY ROTH

[PHOTOGRAPH OF MICHAEL J.C. ROTH, CFA, APPEARS HERE.]

Dear Investor,

After almost 15 years as chief executive officer of USAA Investment Management Company, I have decided to retire. I have often noted that I've been very fortunate to work in a profession that I love in a job that fascinates me. Over the last decade and a half my colleagues and I, and you, have grown our company from a small mutual fund firm with an even smaller brokerage service into a nationally recognized investment company. By serving you, we have built a company whose future is more exciting than even the past few years have been. I am proud of the special bond we have with you, our member.

I am pleased to announce that Chris Claus will assume the leadership of IMCO. Chris joined USAA in 1994 and served most recently as senior vice president of Investment Sales and Service. In this position he oversaw both mutual funds and brokerage services. I am certain he will guide this company with great skill and energy.

It has been my pleasure and honor to serve you.

Sincerely,

Michael J.C. Roth, CFA



USAA BROKERAGE SERVICES IS A DISCOUNT BROKERAGE SERVICE OF USAA INVESTMENT MANAGEMENT COMPANY, A MEMBER OF THE NASD.








MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, CHRISTOPHER W. CLAUS, APPEARS HERE.]

--------------------------------------------------------------------------------
- Served USAA from 1994-2000 as head of Investment Sales and Service

- Before joining USAA, was vice president of Equity Trading and Retirement Plans at Norwest Investment Services, Inc. (NISI) in Minneapolis, Minnesota

- Holds a master of business administration degree from the University of St. Thomas in St. Paul, Minnesota, and a bachelor of business administration degree from the University of Minnesota

- Holds NASD Series 7, 63, 24, 4, and 53 securities licenses

- Active member of the Mutual Fund Education Alliance and the Securities Industry Association

- Married with three children
--------------------------------------------------------------------------------

Dear Investor,

I am honored to succeed Mickey Roth as president and chief executive officer of USAA Investment Management Company and welcome the challenge of leading this company to even higher levels of performance and service to you. With the help of IMCO's strong and dedicated management team, we plan to build on the solid foundation that Mickey created for this company during his many years of service.

Our direction for IMCO is straightforward: excellent products and services, convenience, and value for our investors. We want to enhance our existing services and offer new features to make it easier for you to do business. One example is the USAA Investment Account -- a money management concept, long envisioned by Mickey, that we're now building. The account will allow you to hold both USAA mutual funds and brokerage investments in one consolidated account. This will give you one account number for all your investments, one consolidated statement, and overall simplicity and convenience for your money management.

I have always believed that strong investment performance, coupled with USAA's commitment to world-class service, will serve the needs of our investors. All of us at IMCO will work diligently to continue to make this happen.

On behalf of IMCO, I thank you for giving us the opportunity to deliver products and services at an exceptional value. I appreciate your support and continued business.

Sincerely,

Christopher W. Claus

PRESIDENT AND
VICE CHAIRMAN OF THE BOARD









INVESTMENT REVIEW

USAA SMALL CAP STOCK FUND

OBJECTIVE: Long-term growth of capital.

TYPES OF INVESTMENTS: Invests principally in equity securities of companies with small market capitalizations.

--------------------------------------------------------------------------------
                                            1/31/01             7/31/00
--------------------------------------------------------------------------------
  Net Assets                             $91.5 Million       $101.0 Million
  Net Asset Value Per Share                 $11.64               $13.17
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/01
--------------------------------------------------------------------------------
     7/31/00 to 1/31/01             1 YEAR         SINCE INCEPTION ON 8/2/99
          -11.62%(+)                -13.52%                 10.67%
--------------------------------------------------------------------------------

(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.






                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund, the S&P SmallCap 600 Index, and the Lipper Small Cap General Funds Average for the period of 08/02/1999 through 01/31/2001. The data points from the graph are as follows:


               USAA SMALL CAP          S&P SMALLCAP       LIPPER SMALL CAP
                 STOCK FUND             600 INDEX        GENERAL FUNDS AVG.
               ---------------           -------         ------------------

08/02/99         $10,000                 $10,000             $10,000
01/31/00          13,460                  10,462              12,039
07/31/00          13,170                  11,257              12,696
01/31/01          11,640                  12,588              12,737

DATA SINCE INCEPTION ON 08/02/99 THROUGH 01/31/01.

THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA SMALL CAP STOCK FUND TO THE S&P SMALLCAP 600 INDEX AND THE LIPPER SMALL CAP GENERAL FUNDS AVERAGE. THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED MARKET-VALUE-WEIGHTED INDEX CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE LIPPER AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL SMALL-CAP GENERAL FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.








MESSAGE FROM THE MANAGERS

[PHOTOGRAPH OF THE PORTFOLIO MANAGERS, ERIC M. EFRON, CFA, AND JOHN K. CABELL, JR., CFA, APPEARS HERE.]

HOW DID THE FUND PERFORM FROM JULY 31, 2000, TO JANUARY 31, 2001?

The USAA Small Cap Stock Fund performed poorly between July 31, 2000, and January 31, 2001, reflecting the challenging stock market conditions during that period. Overall, the Fund generated a total return of -11.62%, underperforming all of the major stock market indices that we track, with the exception of the Nasdaq Composite. Value stocks outperformed growth stocks by a wide margin within the small-cap stock universe. The Fund's emphasis on growth instead of value and its less-than-optimal selection of value stocks hurt its performance, particularly in relation to more value-oriented funds. Technology, Internet, and communications stocks were significant drags on performance. On the other hand, health-care, biotechnology, retail, and energy stocks did well, but their performance was not enough to offset fully the weakness in the other areas of the portfolio.


NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S- BASED SECURITIES.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

The period ending January 31, 2001, saw a continuation of an overall domestic stock market malaise that started in March 2000. Prices of stocks in general, and growth stocks in particular, succumbed to a wave of negative economic events that compounded as the period progressed. Early in the period, the Federal Reserve Board (the Fed), concerned about the potential for higher inflation, implemented a series of interest rate increases. The increases hurt equity valuations and caused investors to worry about an impending economic slowdown or recession. Investors' concerns became more intense and widespread as an ever-growing list of disappointing earnings results and forecasts emanated from a wide variety of companies. Stock prices finally plunged because the high valuation of many companies' stocks, particularly in the technology area, left no room for lowered expectations.

Concurrently, capital markets dried up, thereby cutting off the supply of funding necessary to sustain many of the capital-hungry and immature companies that had gone public not more than a year or two earlier. This scarcity of capital led to a number of bankruptcies, primarily in the Internet and communications areas, which put further pressure on stock prices as investors scurried from the bankrupt companies, their suppliers, and other companies that were perceived to have funding issues. Other factors that hurt equity prices during the period were rising energy costs, the delayed outcome of the U.S. presidential election, and stock sales prompted by margin calls, mutual fund redemptions, and tax-loss considerations.

There was a significant reversal in the relative performance of many domestic stock groups. Leaders in previous years turned into laggards, and laggards turned into leaders. Many investors sought refuge in more VALUE-ORIENTED, OLD-ECONOMY stock groups such as utilities and health care. Pricier GROWTH stocks geared toward the NEW ECONOMY -- technology and communications in particular -- that had done so well in previous years performed miserably during the period. Only a few growth-oriented groups, such as health care and biotechnology, performed well. Small-cap stocks in general outperformed their large-cap counterparts for the first time in years. And within the small-cap universe, value significantly outperformed growth.

The major stock market indices reflect these trends. The value-oriented Dow Jones Industrials, an old economy indicator, advanced 4.24% between July 31, 2000, and January 31, 2001, whereas the S&P 500 Index, which has more of a growth bias, declined by 3.98%. The Russell 2000, a leading small-cap index, eked out a 2.31% gain, and the S&P SmallCap 600 Index appreciated 11.82%. The technology-intensive Nasdaq Composite, which suffered its worst year ever in 2000, was especially weak, plummeting 26.39% between July 31, 2000, and January 31, 2001.


DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

THE RUSSELL 2000 IS A WIDELY RECOGNIZED, UNMANAGED SMALL-CAP INDEX CONSISTING OF THE 2,000 SMALLEST COMPANIES WITHIN THE RUSSELL 3000(REGISTERED TRADEMARK) INDEX.

REFER TO THE BOTTOM OF PAGE 4 FOR THE S&P SMALLCAP 600 INDEX DEFINITION.

SEE BOTTOM OF PAGE 5 FOR THE NASDAQ COMPOSITE INDEX DEFINITION.


WHAT WERE YOUR  STRATEGIES  AND  TECHNIQUES  FOR BUYING AND  SELLING  DURING THE
PERIOD?

The USAA Small Cap Stock Fund's strategy remains unchanged. It places all of its new investments in small-capitalization stocks, but incorporates a blended style by investing in both growth and value equities. By our definition, any stock with a market capitalization equal to or less than the largest market-capitalization stock (currently about $2.5 billion) in the S&P 600 SmallCap Index is a small-cap stock. In effect, the Fund lets the stock market define the size of a small-cap stock. Our target is fluid and dynamic rather than static.

We have a flexible definition of "value." Value stocks can include stocks selling at low multiples of earnings, revenues, assets, or book value relative to:

   - equities in general
   - similar equities
   - past valuations
   - future growth prospects
   - perceived economic value

Stocks may be deemed to be "values" for other reasons as well. The companies underlying value stocks tend to be more mature and growing at slower rates than their growth counterparts. By most conventional measures, value stocks tend to be more moderately priced and less volatile than growth stocks, although there may be exceptions. Small-cap stocks still remain high on the relative risk spectrum. In any given period, the performance of value stocks relative to growth stocks will vary, depending on which investment style is in favor.

The small-cap growth stocks in which the Fund invests represent companies whose sales and earnings are expanding rapidly or have the prospects thereof. These companies, in our analysis, are in a good position to take advantage of changing social and economic trends. The goal of the Fund's diversification across investment styles is to provide investors at all times with exposure to parts of the stock market that are in relative favor.

During the July 31, 2000, to January 31, 2001, period, we recalibrated our value holdings. We sold our underperforming investments in the staffing and information-services areas and invested the proceeds in other industries in the value realm, auto parts in particular. In the growth area, we took advantage of the extreme weakness in the technology sector to invest in some very successful companies whose market capitalizations had slipped from mid-cap down into the small-cap range. Representative purchases include Agile Software, Art Technology Group, E.piphany, and Plexus Corp. We think these stocks could recover sharply when investor sentiment toward smaller technology stocks improves. We may be early, but because the appreciation potential appears to be substantial, we are willing to wait.

WHAT IS THE OUTLOOK?

About the only good thing we have to say about the July 31, 2000, to January 31, 2001, period is that it is over. In past reports to investors, we have always pointed to the high degrees of volatility and risk associated with investing in funds such as this one. This period illustrated this point much more dramatically than we would have liked.

On a brighter note, the Fed's two 0.5% cuts in interest rates in January 2001 give us hope that the investment outlook will soon improve. These actions may mitigate, but not eliminate, the major questions about the economy and earnings prospects that have spooked the stock market for the better part of the past year. Assuredly, bumps and potholes will continue to appear in the road on which we travel, and investors must be prepared for this volatility at all times. All things said and done, however, we are still confident in the long-term advancement of our economy and society. Moreover, we maintain our faith in the ability of the growth companies in which we have invested to contribute to, and potentially benefit from, the progress that we envision. Many of the value stocks in the portfolio are currently depressed because of cyclical downturns in their respective industries. These investments appear well poised to benefit from cyclical recoveries. In a word, we are optimistic.








-----------------------------------    -----------------------------------------
      TOP 10 EQUITY HOLDINGS                      TOP 10 INDUSTRIES
        (% OF NET ASSETS)                         OF EQUITY HOLDINGS
-----------------------------------               (% OF NET ASSETS)
IDEC Pharmaceuticals Corp.     3.1%    -----------------------------------------
King Pharmaceuticals, Inc.     2.9     Biotechnology                       12.7%
Forward Air Corp.              2.2     Drugs                                5.8
Biovail Corp.                  1.9     Computer Software & Service          5.4
Accredo Health, Inc.           1.6     Oil & Gas - Drilling/Equipment       4.6
Four Seasons Hotels, Inc.      1.5     Communication Equipment              4.2
Priority Healthcare Corp. "B"  1.5     Health Care - Specialized Services   4.0
QIAGEN N.V.                    1.5     Retail - Specialty Apparel           3.5
Chico's FAS, Inc.              1.4     Electronics - Semiconductors         3.3
Vertex Pharmaceuticals, Inc.   1.3     Medical Products & Supplies          3.3
-----------------------------------    Lodging/Hotels                       3.0
                                       -----------------------------------------


YOU WILL  FIND A  COMPLETE  LIST OF THE  SECURITIES  THAT THE FUND OWNS ON PAGES
9-18.








USAA SMALL CAP STOCK FUND

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2001
(UNAUDITED)

                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES                      SECURITY                                  (000)
--------------------------------------------------------------------------------
                              COMMON STOCKS (95.8%)

            AIR FREIGHT (2.6%)
   10,000   EGL, Inc.*                                                   $   307
   50,000   Forward Air Corp.*                                             2,000
    4,600   UTi Worldwide, Inc.*                                              79
--------------------------------------------------------------------------------
                                                                           2,386
--------------------------------------------------------------------------------
            AIRLINES (0.5%)
   11,200   Atlantic Coast Airlines Holdings, Inc.*                          483
--------------------------------------------------------------------------------
            AUTO PARTS (2.4%)
   30,000   Copart, Inc.*                                                    565
   16,800   Gentex Corp.*                                                    416
   22,700   Lear Corp.*                                                      660
    9,200   Littelfuse, Inc.*                                                267
   29,700   Tower Automotive, Inc.*                                          257
--------------------------------------------------------------------------------
                                                                           2,165
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (0.6%)
    9,000   Bank of the Ozarks, Inc.                                         129
    3,300   Commerce Bancorp, Inc.                                           200
    5,200   Cullen/Frost Bankers, Inc.                                       201
--------------------------------------------------------------------------------
                                                                             530
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (12.7%)
    4,000   Albany Molecular Research, Inc.*                                 191
   25,000   Applied Molecular Evolution, Inc.*                               344
   15,000   Celgene Corp.*                                                   416
    4,200   Ciphergen Biosystems, Inc.*                                       36
    5,000   EDEN Bioscience Corp.*                                           153
   10,000   Gemini Genomics plc*                                              59
   19,000   Genzyme Corp.*                                                   152
    5,000   ICOS Corp.*                                                      256
   48,000   IDEC Pharmaceuticals Corp.*                                    2,823
    5,000   Illumina, Inc.*                                                  105
   13,800   Inhale Therapeutic Systems, Inc.*                                529
    4,300   Intermune Pharmaceuticals, Inc.*                                 176
    8,000   Invitrogen Corp.*                                                596
    5,000   Luminex Corp.*                                                   139
   11,000   Maxygen, Inc.*                                                   235
   26,000   Medarex, Inc.*                                                   848
    4,300   MediChem Life Sciences, Inc.*                                     20
   12,000   Millennium Pharmaceuticals, Inc.*                                601
    3,000   Protein Design Labs, Inc.*                                       222
   40,000   QIAGEN N.V.*                                                   1,335
   12,000   Sequenom, Inc.*                                                  245
   24,000   Techne Corp.*                                                    666
    2,500   Variagenics, Inc.*                                                25
   18,000   Vertex Pharmaceuticals, Inc.*                                  1,212
   15,000   Vical, Inc.*                                                     284
--------------------------------------------------------------------------------
                                                                          11,668
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.1%)
   13,600   Wink Communications, Inc.*                                       130
--------------------------------------------------------------------------------
            BUILDING MATERIALS GROUP (0.9%)
    8,000   Simpson Manufacturing, Inc.*                                     421
   15,000   Trex Company, Inc.*                                              450
--------------------------------------------------------------------------------
                                                                             871
--------------------------------------------------------------------------------
            CHEMICALS (0.6%)
   13,700   Symyx Technologies, Inc.*                                        524
--------------------------------------------------------------------------------
            CHEMICALS - DIVERSIFIED (0.8%)
    8,700   Cabot Microelectronics Corp.*                                    738
--------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (4.2%)
    8,200   Advanced Fibre Communications, Inc.*                             204
   17,900   Alliance Fiber Optic Products, Inc.*                             173
    8,500   Avici Systems, Inc.*                                             302
    8,200   Bookham Technology plc ADR*                                      127
    8,500   Clarent Corp.*                                                   142
    1,100   CoSine Communications, Inc.*                                      18
   13,000   DMC Stratex Networks, Inc.*                                      220
   14,200   Efficient Networks, Inc.*                                        228
   13,000   Endwave Corp.*                                                    63
    9,900   Luminent, Inc.*                                                   90
   20,100   MCK Communications, Inc.*                                        138
    8,100   Metawave Communications Corp.*                                    97
    5,200   MRV Communications, Inc.*                                        102
      700   Netro Corp.*                                                       6
    4,500   Novatel Wireless, Inc.*                                           53
    3,000   Oplink Communications, Inc.*                                      60
   11,100   Optical Communication Products, Inc.*                            188
    8,700   Sierra Wireless, Inc.*                                           457
    3,000   Sonus Networks, Inc.*                                            138
   17,300   Sunrise Telecom, Inc.*                                           196
   14,100   Tekelec, Inc.*                                                   395
   13,800   UTStarcom, Inc.*                                                 354
    4,400   Western Multiplex Corp.*                                          71
    1,100   WJ Communications, Inc.*                                          15
--------------------------------------------------------------------------------
                                                                           3,837
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (0.1%)
    6,400   JNI Corp.*                                                       131
      500   Stratos Lightwave, Inc.*                                           7
--------------------------------------------------------------------------------
                                                                             138
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (5.4%)
    3,800   Agile Software Corp.*                                            187
    5,400   Art Technology Group, Inc.*                                      205
   31,400   Avant! Corp.*                                                    624
    3,000   AvantGo, Inc.*                                                    30
   45,500   Bindview Development Corp.*                                      402
    5,250   E.piphany, Inc.*                                                 205
   11,100   EXE Technologies, Inc.*                                          149
   11,300   Liberate Technologies, Inc.*                                     196
    8,800   Microstrategy, Inc.*                                             148
    1,200   Nuance Communications, Inc.*                                      45
    9,700   Numerical Technologies, Inc.*                                    249
   11,800   OpenTV Corp. "A"*                                                281
    9,400   SeaChange International, Inc.*                                   249
   15,200   SignalSoft Corp.*                                                210
      600   SpeechWorks International, Inc.*                                  19
   20,900   Synplicity, Inc.*                                                312
   10,100   Transaction Systems Architects, Inc.*                            116
    9,100   Ulticom, Inc.*                                                   379
   22,700   Vitria Technology, Inc.*                                         186
    3,741   webMethods, Inc.*                                                321
   11,300   Wind River Systems, Inc.*                                        429
--------------------------------------------------------------------------------
                                                                           4,942
--------------------------------------------------------------------------------
            CONSTRUCTION - CEMENT & AGGREGATES (0.2%)
    4,500   Vulcan Materials Co.                                             205
--------------------------------------------------------------------------------
            DISTRIBUTIONS - FOOD/HEALTH (0.2%)
    6,700   Patterson Dental Co.*                                            203
--------------------------------------------------------------------------------
            DRUGS (5.8%)
   15,000   Alpharma, Inc. "A"                                               555
   40,000   Biovail Corp.*                                                 1,730
   58,125   King Pharmaceuticals, Inc.*                                    2,634
    5,900   Sepracor, Inc.*                                                  389
--------------------------------------------------------------------------------
                                                                           5,308
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (2.3%)
   12,000   Active Power, Inc.*                                              285
      600   Capstone Turbine Corp.*                                           25
   12,600   DDI Corp.*                                                       384
   27,300   Merix Corp.*                                                     433
   12,900   PECO II, Inc.*                                                   235
    8,800   Pemstar, Inc.*                                                   113
    5,900   Plexus Corp.*                                                    277
      600   Proton Energy Systems, Inc.*                                       9
    8,000   SMTC Corp.*                                                      128
    4,200   TTM Technologies, Inc.*                                           65
   15,200   Viasystems Group, Inc.*                                          152
--------------------------------------------------------------------------------
                                                                           2,106
--------------------------------------------------------------------------------
            ELECTRONICS - COMPUTER DISTRIBUTORS (0.3%)
   12,000   Kent Electronics Corp.*                                          274
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.7%)
    5,500   Computer Access Technology Corp.*                                 60
    5,000   Exfo Electro-Optical Engineering, Inc.*                          240
      400   Ixia*                                                             14
   12,600   Methode Electronics, Inc. "A"                                    286
--------------------------------------------------------------------------------
                                                                             600
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (3.3%)
    7,500   Centillium Communications, Inc.*                                 364
    6,700   Cirrus Logic, Inc.*                                              189
    6,600   Exar Corp.*                                                      233
    5,900   Hi/fn, Inc.*                                                     177
    1,900   Intersil Holding Corp.*                                           56
   12,000   Metalink Ltd.*                                                   209
   12,100   Microtune, Inc.*                                                 168
    5,300   MIPS Technologies, Inc.*                                         179
    4,500   O2Micro International Ltd.*                                       63
    5,800   OmniVision Technologies, Inc.*                                    28
    9,100   Parthus Technologies plc ADR*                                    263
      231   PMC-Sierra, Inc.*                                                 18
   12,600   RF Micro Devices, Inc.*                                          273
      300   Silicon Laboratories, Inc.*                                        6
    2,300   Stanford Microdevices, Inc.*                                      64
   23,500   Tripath Technology, Inc.*                                        339
    7,600   Tvia, Inc.*                                                       21
   18,700   Virage Logic Corp.*                                              238
    9,700   Virata Corp.*                                                    159
--------------------------------------------------------------------------------
                                                                           3,047
--------------------------------------------------------------------------------
            ENGINEERING & CONSTRUCTION (1.1%)
    1,700   Lexent, Inc.*                                                     41
   30,000   Quanta Services, Inc.*                                           967
--------------------------------------------------------------------------------
                                                                           1,008
--------------------------------------------------------------------------------
            ENTERTAINMENT (0.2%)
   10,000   Crown Media Holdings, Inc."A"*                                   187
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (1.2%)
   24,200   Axcelis Technologies, Inc.*                                      271
    7,400   Brooks Automation, Inc.*                                         280
    5,500   Cymer, Inc.*                                                     189
    9,500   Electroglas, Inc.*                                               178
    5,900   PRI Automation, Inc.*                                            192
--------------------------------------------------------------------------------
                                                                           1,110
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (1.5%)
    5,000   CompuCredit Corp.*                                                43
   24,750   Metris Cos., Inc.                                                653
   20,000   NCO Group, Inc.*                                                 648
--------------------------------------------------------------------------------
                                                                           1,344
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (0.7%)
    8,200   SEI Investments Co.                                              678
--------------------------------------------------------------------------------
            FOODS (0.9%)
   10,000   Dreyer's Grand Ice Cream, Inc.                                   354
   10,000   Suiza Foods Corp.*                                               459
--------------------------------------------------------------------------------
                                                                             813
--------------------------------------------------------------------------------
            GAMING COMPANIES (0.9%)
   21,000   Isle of Capri Casinos, Inc.*                                     189
   15,600   Mandalay Resort Group*                                           338
   19,700   Station Casinos, Inc.*                                           254
--------------------------------------------------------------------------------
                                                                             781
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (2.2%)
   30,000   Accredo Health, Inc.*                                          1,436
    5,200   Professional Detailing, Inc.*                                    538
--------------------------------------------------------------------------------
                                                                           1,974
--------------------------------------------------------------------------------
            HEALTH CARE - HMOS (1.2%)
   12,000   Express Scripts, Inc. "A"*                                     1,114
--------------------------------------------------------------------------------
            HEALTH CARE - SPECIALIZED SERVICES (4.0%)
   10,000   AdvancePCS*                                                      391
   20,000   Amsurg Corp.                                                     475
   10,000   Omnicare, Inc.                                                   205
   12,500   Orthodontic Centers of America, Inc.*                            284
   40,000   Priority Healthcare Corp. "B"*                                 1,385
   20,000   RehabCare Group, Inc.*                                           735
    5,000   Specialty Laboratories, Inc.*                                    150
--------------------------------------------------------------------------------
                                                                           3,625
--------------------------------------------------------------------------------
            HOMEBUILDING (0.4%)
   14,000   Crossmann Communities, Inc.*                                     366
--------------------------------------------------------------------------------
            HOSPITALS (0.7%)
    8,000   Community Health Systems, Inc.*                                  201
    9,750   Province Healthcare Co.*                                         266
    2,300   Universal Health Services, Inc.*                                 188
--------------------------------------------------------------------------------
                                                                             655
--------------------------------------------------------------------------------
            HOUSEWARES (0.3%)
   10,600   Salton, Inc.*                                                    232
--------------------------------------------------------------------------------
            INSURANCE - PROPERTY/CASUALTY (0.2%)
    6,000   Fidelity National Financial, Inc.                                199
--------------------------------------------------------------------------------
            INTERNET SERVICES (1.4%)
      500   Blue Martini Software, Inc.*                                       6
   13,600   DoubleClick, Inc.*                                               209
    7,900   Entrust Technologies, Inc.*                                      140
    5,400   Freemarkets, Inc.*                                               126
    5,000   Globalscape, Inc.*                                                 -
    4,300   Homestore.com, Inc.*                                             126
    1,000   InterNAP Network Services Corp.*                                   8
    5,500   OmniSky Corp.*                                                    20
    6,100   PurchasePro.com, Inc.*                                           160
   10,700   Retek, Inc.*                                                     358
    4,200   Selectica, Inc.*                                                  60
   12,300   Sportsline USA, Inc.*                                            109
--------------------------------------------------------------------------------
                                                                           1,322
--------------------------------------------------------------------------------
            INVESTMENT MANAGEMENT (1.4%)
    4,000   Affiliated Managers Group, Inc.*                                 246
   20,000   Blackrock, Inc."A"*                                              798
    6,700   Eaton Vance Corp.                                                204
--------------------------------------------------------------------------------
                                                                           1,248
--------------------------------------------------------------------------------
            LEISURE TIME (0.3%)
   14,000   Steiner Leisure Ltd.*                                            236
--------------------------------------------------------------------------------
            LODGING/HOTELS (3.0%)
   20,000   Four Seasons Hotels, Inc.                                      1,407
   30,000   Hotel Reservations Network, Inc.*                              1,157
    9,500   Orient Express Hotels Ltd.*                                      199
--------------------------------------------------------------------------------
                                                                           2,763
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (0.6%)
   13,000   Astec Industries, Inc.*                                          185
   18,200   Maxwell Technologies, Inc.*                                      367
--------------------------------------------------------------------------------
                                                                             552
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (3.3%)
   20,000   ABIOMED, Inc.*                                                   451
    3,200   Align Technology, Inc.*                                           43
   20,600   ArthroCare Corp.*                                                498
   10,300   Caliper Technologies Corp.*                                      440
   10,000   Charles River Laboratories International, Inc.*                  282
    6,500   CONMED Corp.*                                                    127
   16,100   Varian Medical Systems, Inc.*                                  1,056
    4,200   Wilson Greatbatch Technologies, Inc.*                             90
--------------------------------------------------------------------------------
                                                                           2,987
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (4.6%)
    3,000   Cal Dive International, Inc.*                                     72
    7,500   Cooper Cameron Corp.*                                            482
   20,000   Dril-Quip, Inc.*                                                 533
    6,500   Ensco International, Inc.                                        234
   25,000   Grant Prideco, Inc.*                                             528
    7,700   Precision Drilling Corp.*                                        289
   11,100   R&B Falcon Corp.*                                                249
   13,600   Smith International, Inc.*                                     1,035
   10,500   Veritas DGC, Inc.*                                               315
   10,000   Weatherford International, Inc.*                                 489
--------------------------------------------------------------------------------
                                                                           4,226
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (2.6%)
   11,600   Cabot Oil & Gas Corp.                                            325
    9,800   Energy Partners Ltd.*                                            125
   15,100   EOG Resources, Inc.                                              661
   16,100   Louis Dreyfus Natural Gas Corp.*                                 549
   18,000   Spinnaker Exploration Co.*                                       718
--------------------------------------------------------------------------------
                                                                           2,378
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (0.3%)
    6,500   Boston Properties, Inc.                                          264
--------------------------------------------------------------------------------
            RESTAURANTS (1.8%)
    4,500   Cheesecake Factory, Inc.*                                        195
      500   Creative Host Services, Inc., Warrants*                            -
   10,000   Krispy Kreme Doughnuts, Inc.*                                    649
   20,000   P. F. Chang's China Bistro, Inc.*                                767
--------------------------------------------------------------------------------
                                                                           1,611
--------------------------------------------------------------------------------
            RETAIL - BUILDING SUPPLIES (0.8%)
   12,300   Fastenal Co.                                                     696
--------------------------------------------------------------------------------
            RETAIL - COMPUTERS & ELECTRONICS (0.6%)
   30,000   Circuit City Stores, Inc.                                        567
--------------------------------------------------------------------------------
            RETAIL - DEPARTMENT STORES (0.2%)
   10,000   Nordstrom, Inc.                                                  204
--------------------------------------------------------------------------------
            RETAIL - DISCOUNTERS (0.3%)
    8,850   Dollar Tree Stores, Inc.*                                        269
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY (3.0%)
   25,000   99 Cents Only Stores*                                            900
    5,000   Coach, Inc.*                                                     169
   25,000   Cost Plus, Inc.*                                                 623
   18,000   Linens 'n Things, Inc.*                                          644
   15,000   Williams-Sonoma, Inc.*                                           402
--------------------------------------------------------------------------------
                                                                           2,738
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (3.5%)
   13,000   Abercrombie & Fitch Co. "A"*                                     387
   13,000   American Eagle Outfitters, Inc.*                                 752
   20,000   Charlotte Russe Holding, Inc.*                                   496
   39,000   Chico's FAS, Inc.*                                             1,285
   15,000   Too, Inc.*                                                       283
--------------------------------------------------------------------------------
                                                                           3,203
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (2.4%)
   13,300   The Titan Corp.*                                                 273
    4,100   Apollo Group, Inc.*                                              161
   56,200   Armor Holdings, Inc.*                                            916
    9,000   Corporate Executive Board Co.*                                   297
   11,200   Heidrick & Struggles International, Inc.*                        425
   20,000   Profit Recovery Group International, Inc.*                       137
--------------------------------------------------------------------------------
                                                                           2,209
--------------------------------------------------------------------------------
            SERVICES - COMPUTER SYSTEMS (0.8%)
   41,600   Pomeroy Computer Resources, Inc.*                                731
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.9%)
   12,000   Affiliated Computer Services, Inc.*                              768
    3,526   MedQuist, Inc.*                                                   77
--------------------------------------------------------------------------------
                                                                             845
--------------------------------------------------------------------------------
            SHOES (0.3%)
    3,700   Timberland Co.*                                                  237
--------------------------------------------------------------------------------
            SPECIALTY PRINTING (0.4%)
   33,000   Consolidated Graphics, Inc.*                                     392
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (1.7%)
   21,900   Alamosa PCS Holdings, Inc.*                                      315
   19,900   Dobson Communications Corp. "A"*                                 384
    6,800   Leap Wireless International, Inc.*                               286
      300   Nextel Partners, Inc. "A"*                                         6
    3,040   TeleCorp PCS, Inc.*                                               73
    4,800   Triton PCS Holdings, Inc. "A"*                                   206
    8,500   UbiquiTel, Inc.*                                                  65
   25,400   US Unwired, Inc. "A"*                                            225
--------------------------------------------------------------------------------
                                                                           1,560
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.5%)
   30,000   General Communication, Inc. "A"*                                 221
   12,200   Universal Access, Inc.*                                          195
--------------------------------------------------------------------------------
                                                                             416
--------------------------------------------------------------------------------
            TELEPHONES (0.3%)
   15,000   GT Group Telecom, Inc. "B"*                                      173
    6,750   Winstar Communications, Inc.*                                    126
--------------------------------------------------------------------------------
                                                                             299
--------------------------------------------------------------------------------
            TEXTILES - APPAREL (1.0%)
   15,000   Columbia Sportswear Co.*                                         883
--------------------------------------------------------------------------------
            WASTE MANAGEMENT (0.6%)
   20,000   Waste Connections, Inc.*                                         566
--------------------------------------------------------------------------------
            Total common stocks (cost: $76,150)                           87,643
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
  (000)
-----------
                         MONEY MARKET INSTRUMENT (5.0%)

   $4,623   Federal Home Loan Bank Consolidated Discount Note,
              5.58%, 2/01/2001 (cost: $4,623)                              4,623
--------------------------------------------------------------------------------
            Total investments (cost: $80,773)                            $92,266
================================================================================










USAA SMALL CAP STOCK FUND

NOTES TO PORTFOLIO OF INVESTMENTS

JANUARY 31, 2001
(UNAUDITED)


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 7.6% of net assets at January 31, 2001.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

* Non-income producing.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA SMALL CAP STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

JANUARY 31, 2001
(UNAUDITED)


ASSETS

   Investments in securities, at market value
     (identified cost of $80,773)                                      $ 92,266
   Cash                                                                      90
   Receivables:
      Capital shares sold                                                    79
      Dividends                                                               1
      Securities sold                                                       749
                                                                       --------
        Total assets                                                     93,185
                                                                       --------

LIABILITIES

   Securities purchased                                                   1,453
   Capital shares redeemed                                                   81
   USAA Investment Management Company                                        55
   USAA Transfer Agency Company                                              38
   Accounts payable and accrued expenses                                     36
                                                                       --------
         Total liabilities                                                1,663
                                                                       --------
            Net assets applicable to capital shares outstanding        $ 91,522
                                                                       ========

REPRESENTED BY

   Paid-in capital                                                     $ 95,654
   Accumulated undistributed net investment loss                           (503)
   Accumulated net realized loss on investments                         (15,122)
   Net unrealized appreciation of investments                            11,493
                                                                       --------
            Net assets applicable to capital shares outstanding        $ 91,522
                                                                       ========
   Capital shares outstanding                                             7,864
                                                                       ========
   Authorized shares of $.01 par value                                  100,000
                                                                       ========
   Net asset value, redemption price, and offering price per share     $  11.64
                                                                       ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.











USAA SMALL CAP STOCK FUND

STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED JANUARY 31, 2001
(UNAUDITED)


NET INVESTMENT INCOME

   Income:
      Dividends                                                        $     20
      Interest                                                              136
                                                                       --------
         Total income                                                       156
                                                                       --------
   Expenses:
      Management fees                                                       353
      Transfer agent's fees                                                 206
      Custodian's fees                                                       45
      Postage                                                                17
      Shareholder reporting fees                                              5
      Directors' fees                                                         2
      Registration fees                                                      11
      Professional fees                                                      18
      Other                                                                   2
                                                                       --------
         Total expenses                                                     659
                                                                       --------
            Net investment loss                                            (503)
                                                                       --------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

   Net realized loss                                                    (11,324)
   Change in net unrealized appreciation/depreciation                       691
                                                                       --------
            Net realized and unrealized loss                            (10,633)
                                                                       --------
Decrease in net assets resulting from operations                       $(11,136)
                                                                       ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










USAA SMALL CAP STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED JANUARY 31, 2001,
AND PERIOD ENDED JULY 31, 2000*
(UNAUDITED)


                                                        1/31/2001   7/31/2000*
                                                       ------------------------

FROM OPERATIONS

   Net investment loss                                  $   (503)   $   (537)
   Net realized loss on investments                      (11,324)     (3,798)
   Change in net unrealized appreciation/depreciation
      of investments                                         691      10,802
                                                       ------------------------
      Increase (decrease) in net assets resulting
         from operations                                 (11,136)      6,467
                                                       ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                              27,356     140,189
   Cost of shares redeemed                               (25,678)    (45,676)
                                                       ------------------------
      Increase in net assets from
         capital share transactions                        1,678      94,513
                                                       ------------------------
Net increase (decrease) in net assets                     (9,458)    100,980

NET ASSETS

   Beginning of period                                   100,980           -
                                                       ------------------------
   End of period                                        $ 91,522    $100,980
                                                       ========================

ACCUMULATED UNDISTRIBUTED
    NET INVESTMENT LOSS

   End of period                                        $   (503)   $      -
                                                       ========================


CHANGE IN SHARES OUTSTANDING

   Shares sold                                             2,179      11,159
   Shares redeemed                                        (1,982)     (3,492)
                                                       ------------------------
      Increase in shares outstanding                         197       7,667
                                                       ========================



* FUND COMMENCED OPERATIONS ON AUGUST 2, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA SMALL CAP STOCK FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2001
(UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the Fund). The Fund's investment objective is long-term growth of capital. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's assets primarily in equity securities of companies with small market capitalizations.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million -- $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the funds had two agreements with CAPCO -- $250 million committed and $500 million uncommitted.

Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2001.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2000, the Fund had a capital loss carryover for federal income tax purposes of $3,798,000, which will expire in 2008-2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2001, were $23,289,000 and $18,314,000, respectively.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2001, were $23,353,000 and $11,860,000, respectively.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.75% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS

Per-share operating performance for a share outstanding throughout the period is as follows:


                                        SIX-MONTH
                                       PERIOD ENDED         PERIOD ENDED
                                       JANUARY 31,            JULY 31,
                                      -----------------------------------
                                           2001                 2000*
                                      -----------------------------------

Net asset value at
   beginning of period                   $  13.17             $  10.00
Net investment loss                          (.06)(a)             (.10)(a)
Net realized and
   unrealized gain (loss)                   (1.47)                3.27
                                      -----------------------------------
Net asset value at
   end of period                         $  11.64             $  13.17
                                      ===================================
Total return (%)                           (11.62)               31.70
Net assets at
   end of period (000)                   $ 91,522             $100,980
Ratio of expenses to
   average net assets (%)                    1.40(b)              1.43
Ratio of net investment
   loss to average
   net assets (%)                           (1.07)(b)             (.77)
Portfolio turnover (%)                      20.39                36.73


 *  FUND COMMENCED OPERATIONS ON AUGUST 2, 1999.
(a) CALCULATED USING AVERAGE SHARES.
(b) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.










DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                        LEGAL COUNSEL
USAA Shareholder Account Services     Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road              Exchange Place
San Antonio, Texas 78288              Boston, Massachusetts 02109

CUSTODIAN                             INDEPENDENT AUDITORS
State Street Bank and Trust Company   KPMG LLP
P.O. Box 1713                         112 East Pecan, Suite 2400
Boston, Massachusetts 02105           San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS            INTERNET ACCESS
Call toll free - Central Time         USAA.COM(REGISTERED TRADEMARK)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777








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